Convertible Notes (Details) - $ / shares		3 Months Ended
	Mar. 10, 2020	Mar. 31, 2020
Third Party Appraiser [Member]
Common stock price	$ 0.374	$ 0.374
Expected volatility	37.00%	37.00%
Expected term	3 years	2 years 11 months 8 days
Risk free rate	0.58%	0.29%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Third Party Appraiser One [Member]
Common stock price	$ 0.374	$ 0.374
Expected volatility	37.00%	37.00%
Expected term	1 year	11 months 8 days
Risk free rate	0.43%	0.17%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%